United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: 10/31/18

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2018
Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Max-Cap Index Fund
Fund Established 1990

A Portfolio of Federated Index Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2017 through October 31, 2018. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Max-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2018, was 6.09% for Class C Shares, 6.31% for Class R Shares, 7.16% for Institutional Shares and 6.85% for Service Shares. The total return of the Standard & Poor's 500® Index (“S&P 500”),1 the Fund's broad-based securities market index, was 7.35% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.
The Fund normally invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced strategies (discussed further below) in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for Fund expenses and tracking error (difference in the Fund's performance relative to the performance of the S&P 500). During the reporting period, the Fund's investment strategy focused on the use of enhanced strategies, which was the most significant factor affecting the Fund's performance relative to the S&P 500.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, the domestic equity market had positive performance as evidenced by the 6.86% return of the S&P Composite 1500® Index.2 The largest stocks in the S&P Composite 1500® Index, as represented by the S&P 100® Index,3 led the market with a 8.55% return for the reporting period. Large-cap stocks followed with the S&P 500 returning 7.35% for the same period. Small-cap stock performance trailed its largest peers as the S&P SmallCap 600® Index4 returned 5.60%. Mid-Cap stocks in the S&P Composite 1500® Index as represented by the S&P Mid-Cap 400® Index5 had the worst performance of the market cap segments returning 1.02% for the reporting period. Value stocks underperformed growth stocks as the S&P Composite 1500® Value Index6 returned 2.82% versus the 10.69% return of the S&P Composite 1500® Growth Index.7
Within the S&P 500, the sector8 performance was mixed during the reporting period. Utilities, Information Technology, Consumer Staples, Real Estate, Health Care, Consumer Discretionary, Energy, Communication Services and Financials all had positive performance for the reporting period while Industrials and Materials had negative performance. Consumer Discretionary led the way, advancing 15.16%, followed by Information Technology (12.30%) and Health Care (11.28%). The Materials sector posted the weakest results (-9.35%), followed by Industrials (-1.04%) and Financials (0.63%). Apple, Inc.
Annual Shareholder Report

(Information Technology), Microsoft Corporation (Information Technology) and Amazon.com Inc. (Consumer Discretionary) posted the strongest contribution to performance in the S&P 500, while General Electric Company (Industrials), Facebook, Inc. Class A (Communication Services) and DowDuPont Inc. (Materials) detracted the most from the performance of the S&P 500 for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund consisted of overweighting and underweighting stocks relative to the S&P 500 based upon Fund management's quantitative analysis of the securities. During the reporting period, the Fund underperformed the S&P 500 by 0.19% on a net basis and outperformed the S&P 500 by 0.20% on a gross basis. This outperformance on a gross basis was primarily due to the efficacy of the quantitative strategy. The Fund invested in a stock-based strategy that also utilized S&P 500 futures9 to provide equity exposure on the Fund's cash balances. The S&P 500 had positive performance for the reporting period; therefore, the trading of futures contracts had a positive effect on the Fund's performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500.
2	The S&P Composite 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization.*
3	The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent.*
4	The S&P SmallCap 600® Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.*
5	The S&P MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.*
6	The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index, which combines the S&P 500 ® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index.*
7	The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index.*
8	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard.
9	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Max-Cap Index Fund from October 31, 2008 to October 31, 2018, compared to the Standard & Poor's 500® Index (S&P 500).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2018
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00%, as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 10/31/2018
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class C Shares	5.24%	9.94%	11.87%
Class R Shares	6.31%	10.27%	12.23%
Institutional Shares	7.16%	11.11%	13.07%
Service Shares	6.85%	10.78%	12.73%
S&P 500	7.35%	11.34%	13.24%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2018, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	20.3%
Health Care	14.7%
Financials	13.4%
Communication Services	9.9%
Consumer Discretionary	9.6%
Industrials	9.2%
Consumer Staples	7.3%
Energy	5.7%
Utilities	3.1%
Real Estate	2.8%
Materials	2.6%
Securities Lending Collateral[2]	0.1%
Derivative Contracts[3]	(0.1)%
Cash Equivalents[4]	1.5%
Other Assets and Liabilities—Net[5]	(0.1)%
TOTAL[6]	100.0%
1	Except for Derivative Contracts, Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreement other than those representing securities lending collateral.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 100.0%.
Annual Shareholder Report

Portfolio of Investments
October 31, 2018
Shares			Value
	[1]	COMMON STOCKS—98.6%
		Communication Services—9.9%
103,115		AT&T, Inc.	$3,163,568
8,562		Activision Blizzard, Inc.	591,206
4,216	[2]	Alphabet, Inc., Class A Shares	4,597,885
4,343	[2]	Alphabet, Inc., Class C Shares	4,676,412
5,371		CBS Corp., Class B	308,027
14,900		CenturyLink, Inc.	307,536
1,983	[2]	Charter Communications, Inc.	635,294
65,190		Comcast Corp., Class A	2,486,347
4,169	[2]	DISH Network Corp., Class A	128,155
1,854	[2,3]	Discovery, Inc., Class A	60,051
5,439	[2]	Discovery, Inc., Class C	159,417
4,379	[2]	Electronic Arts, Inc.	398,401
32,853	[2]	Facebook, Inc.	4,986,757
6,026	[2]	NetFlix, Inc.	1,818,526
8,371		News Corp.	111,669
12,272		News Corp., Class A	161,868
3,653		Omnicom Group, Inc.	271,491
1,335	[2]	Take-Two Interactive Software, Inc.	172,041
881	[2]	TripAdvisor, Inc.	45,935
15,206		Twenty-First Century Fox, Inc.	692,177
7,240		Twenty-First Century Fox, Inc., Class B	327,103
8,956	[2]	Twitter, Inc.	311,221
58,723		Verizon Communications	3,352,496
10,426		Viacom, Inc., Class B - New	333,424
21,216		Walt Disney Co.	2,436,233
		TOTAL	32,533,240
		Consumer Discretionary—9.6%
2,066		Advance Auto Parts, Inc.	330,064
5,742	[2]	Amazon.com, Inc.	9,175,773
3,978		Aptiv PLC	305,510
354	[2]	AutoZone, Inc.	259,648
5,601		Best Buy Co., Inc.	392,966
9,638		Block (H&R), Inc.	255,793
685	[2]	Booking Holdings, Inc.	1,284,087
3,523		BorgWarner, Inc.	138,842
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
267	[2]	CarMax, Inc.	$18,132
6,187		Carnival Corp.	346,720
706	[2]	Chipotle Mexican Grill, Inc.	324,993
4,071		D.R. Horton, Inc.	146,393
1,446		Darden Restaurants, Inc.	154,071
3,415		Dollar General Corp.	380,363
3,747	[2]	Dollar Tree, Inc.	315,872
14,089	[2]	eBay, Inc.	409,004
379		Expedia Group, Inc.	47,538
5,317		Foot Locker, Inc.	250,643
58,567		Ford Motor Co.	559,315
4,314		Gap (The), Inc.	117,772
1,329		Garmin Ltd.	87,927
19,407		General Motors Co.	710,102
351		Genuine Parts Co.	34,370
4,127		Goodyear Tire & Rubber Co.	86,915
5,503		Hanesbrands, Inc.	94,432
3,106		Harley Davidson, Inc.	118,711
18		Hasbro, Inc.	1,651
3,763		Hilton Worldwide Holdings, Inc.	267,813
16,247		Home Depot, Inc.	2,857,522
4,601		Kohl's Corp.	348,434
4,372		L Brands, Inc.	141,740
2,585		Leggett and Platt, Inc.	93,861
4,650		Lennar Corp., Class A	199,857
9,911		Lowe's Cos., Inc.	943,725
7,176		MGM Resorts Intl.	191,456
3,437		Macy's, Inc.	117,855
3,785		Marriott International, Inc., Class A Shares	442,429
5,285	[2,3]	Mattel, Inc.	71,770
11,121		McDonald's Corp.	1,967,305
4,488	[2]	Michael Kors Holdings Ltd.	248,680
20,034		Nike, Inc., Class B	1,503,351
1,369		Nordstrom, Inc.	90,039
3,007	[2]	Norwegian Cruise Line Holdings Ltd.	132,519
1,039	[2]	O'Reilly Automotive, Inc.	333,259
834		PVH Corp.	100,739
4,027		Pulte Group, Inc.	98,943
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
521		Ralph Lauren Corp.	$67,527
5,245		Ross Stores, Inc.	519,255
1,094		Royal Caribbean Cruises, Ltd.	114,575
19,579		Starbucks Corp.	1,140,868
8,498		TJX Cos., Inc.	933,760
3,359		Tapestry, Inc.	142,119
7,049		Target Corp.	589,508
1,258		Tiffany & Co.	140,015
1,819		Tractor Supply Co.	167,148
867	[2]	Ulta Beauty, Inc.	238,009
6,959	[2,3]	Under Armour, Inc., Class A	153,864
7,467	[2]	Under Armour, Inc., Class C	148,071
4,191		V.F. Corp.	347,350
1,223		Wynn Resorts Ltd.	123,034
2,508		Yum! Brands, Inc.	226,748
		TOTAL	31,550,755
		Consumer Staples—7.3%
23,708		Altria Group, Inc.	1,541,968
4,416		Archer-Daniels-Midland Co.	208,656
1,946		Brown-Forman Corp., Class B	90,178
3,567		Campbell Soup Co.	133,441
2,883		Church and Dwight, Inc.	171,164
1,838		Clorox Co.	272,851
12,702		Colgate-Palmolive Co.	756,404
6,401		Conagra Brands, Inc.	227,876
2,201		Constellation Brands, Inc., Class A	438,505
6,016		Costco Wholesale Corp.	1,375,438
2,907		Estee Lauder Cos., Inc., Class A	399,538
12,292		General Mills, Inc.	538,390
2,301		Hershey Foods Corp.	246,552
3,509		Hormel Foods Corp.	153,133
1,171		Kellogg Co.	76,677
5,185		Kimberly-Clark Corp.	540,796
5,722		Kraft Heinz Co./The	314,538
10,007		Kroger Co.	297,808
1,437		McCormick & Co., Inc.	206,928
5,307		Molson Coors Brewing Co., Class B	339,648
21,407		Mondelez International, Inc.	898,666
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
8,470	[2]	Monster Beverage Corp.	$447,640
20,182		PepsiCo., Inc.	2,268,053
22,272		Philip Morris International, Inc.	1,961,495
35,396		Procter & Gamble Co.	3,138,917
1,916		Smucker (J.M.) Co.	207,541
6,587		Sysco Corp.	469,851
54,546		The Coca-Cola Co.	2,611,663
6,948		Tyson Foods, Inc., Class A	416,324
12,334		Walgreens Boots Alliance, Inc.	983,883
20,387		Walmart, Inc.	2,044,408
		TOTAL	23,778,930
		Energy—5.7%
6,789		Anadarko Petroleum Corp.	361,175
1,573		Apache Corp.	59,507
5,844		Baker Hughes a GE Co. LLC	155,976
7,718		Cabot Oil & Gas Corp., Class A	187,007
27,225		Chevron Corp.	3,039,671
1,724		Cimarex Energy Co.	137,006
4,031	[2]	Concho Resources, Inc.	560,672
18,640		ConocoPhillips	1,302,936
7,252		Devon Energy Corp.	234,965
8,433		EOG Resources, Inc.	888,332
128		EQT Corp.	4,348
59,921		Exxon Mobil Corp.	4,774,505
12,589		Halliburton Co.	436,587
1,013		Helmerich & Payne, Inc.	63,100
3,038		Hess Corp.	174,381
4,913		HollyFrontier Corp.	331,333
28,602		Kinder Morgan, Inc.	486,806
10,394		Marathon Oil Corp.	197,382
8,723		Marathon Petroleum Corp.	614,535
9,428		National Oilwell Varco, Inc.	346,951
1,052		Noble Energy, Inc.	26,142
6,119		ONEOK, Inc.	401,407
10,581		Occidental Petroleum Corp.	709,668
7,578		Phillips 66	779,170
2,477		Pioneer Natural Resources, Inc.	364,788
20,020		Schlumberger Ltd.	1,027,226
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
437		TechnipFMC PLC	$11,493
7,580		Valero Energy Corp.	690,462
10,849		Williams Companies, Inc.	263,956
		TOTAL	18,631,487
		Financials—13.4%
1,941		Affiliated Managers Group	220,614
10,067		Aflac, Inc.	433,586
6,569		Allstate Corp.	628,785
9,979		American Express Co.	1,025,143
9,290		American International Group, Inc.	383,584
1,998		Ameriprise Financial, Inc.	254,226
3,484		Aon PLC	544,131
11,560		BB&T Corp.	568,290
124,998		Bank of America Corp.	3,437,445
26,618	[2]	Berkshire Hathaway, Inc., Class B	5,464,143
1,685		BlackRock, Inc.	693,243
4,589		CME Group, Inc.	840,888
6,375		Capital One Financial Corp.	569,287
6,760		Chubb Ltd.	844,392
2,566		Cincinnati Financial Corp.	201,790
35,839		Citigroup, Inc.	2,346,021
5,843		Citizens Financial Group, Inc.	218,236
2,042		Comerica, Inc.	166,546
7,006		Discover Financial Services	488,108
6,740		E*Trade Financial Corp.	333,091
15,198		Fifth Third Bancorp	410,194
5,352		Franklin Resources, Inc.	163,236
2,110		Gallagher (Arthur J.) & Co.	156,161
5,082		Goldman Sachs Group, Inc.	1,145,330
5,658		Hartford Financial Services Group, Inc.	256,986
13,991		Huntington Bancshares, Inc.	200,491
7,616		Intercontinental Exchange, Inc.	586,737
7,198		Invesco Ltd.	156,269
47,533		JPMorgan Chase & Co.	5,182,048
5,543		Jefferies Financial Group, Inc.	119,008
15,193		KeyCorp	275,905
2,550		Lincoln National Corp.	153,484
3,242		Loews Corp.	150,948
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
2,186		M & T Bank Corp.	$361,586
1,052		MSCI, Inc., Class A	158,200
9,140		Marsh & McLennan Cos., Inc.	774,615
17,572		MetLife, Inc.	723,791
1,375		Moody's Corp.	200,035
19,240		Morgan Stanley	878,498
1,232		NASDAQ, Inc.	106,827
3,359		Northern Trust Corp.	315,981
6,767		PNC Financial Services Group	869,492
6,834		People's United Financial, Inc.	107,020
4,133		Principal Financial Group	194,540
7,705		Progressive Corp. Ohio	537,038
5,992		Prudential Financial	561,930
26		Raymond James Financial, Inc.	1,994
24,411		Regions Financial Corp.	414,255
3,373		S&P Global, Inc.	614,965
217	[2]	SVB Financial Group	51,479
13,566		Schwab (Charles) Corp.	627,292
5,607		State Street Corp.	385,481
8,926		SunTrust Banks, Inc.	559,303
14,749		Synchrony Financial	425,951
3,107		T. Rowe Price Group, Inc.	301,348
13,583		The Bank of New York Mellon Corp.	642,883
3,504		The Travelers Cos, Inc.	438,455
3,424		Torchmark Corp.	289,876
18,386		U.S. Bancorp	961,036
2,194		Unum Group	79,554
61,552		Wells Fargo & Co.	3,276,413
2,072		Willis Towers Watson PLC	296,628
2,070		Zions Bancorporation, N.A.	97,393
		TOTAL	43,872,205
		Health Care—14.7%
24,154		Abbott Laboratories	1,665,177
20,910		AbbVie, Inc.	1,627,843
1,086	[2]	Abiomed, Inc.	370,543
4,660		Aetna, Inc.	924,544
4,969		Agilent Technologies, Inc.	321,941
1,738	[2]	Alexion Pharmaceuticals, Inc.	194,778
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
936	[2]	Align Technology, Inc.	$207,043
5,388		Allergan PLC	851,358
2,539		AmerisourceBergen Corp.	223,432
9,268		Amgen, Inc.	1,786,778
3,571		Anthem, Inc.	984,060
7,431		Baxter International, Inc.	464,512
3,894		Becton, Dickinson & Co.	897,567
2,730	[2]	Biogen, Inc.	830,657
18,660	[2]	Boston Scientific Corp.	674,372
23,116		Bristol-Myers Squibb Co.	1,168,283
12,122		CVS Health Corp.	877,512
4,970		Cardinal Health, Inc.	251,482
9,823	[2]	Celgene Corp.	703,327
2,642	[2]	Centene Corp.	344,305
7,326	[2]	Cerner Corp.	419,633
3,248		Cigna Corp.	694,455
670		Cooper Cos., Inc.	173,068
8,978		Danaher Corp.	892,413
1,289	[2]	Davita, Inc.	86,801
3,454		Dentsply Sirona, Inc.	119,612
2,714	[2]	Edwards Lifesciences Corp.	400,586
9,731	[2]	Express Scripts Holding Co.	943,615
18,687		Gilead Sciences, Inc.	1,274,080
5,104		HCA Healthcare, Inc.	681,537
130	[2]	Henry Schein, Inc.	10,790
8,045	[2]	Hologic, Inc.	313,675
1,422		Humana, Inc.	455,623
1,074	[2]	IDEXX Laboratories, Inc.	227,817
2,005	[2]	IQVIA Holdings, Inc.	246,475
1,969	[2]	Illumina, Inc.	612,654
2,368	[2]	Incyte Genomics, Inc.	153,494
1,537	[2]	Intuitive Surgical, Inc.	801,054
37,954		Johnson & Johnson	5,313,180
1,349	[2]	Laboratory Corp. of America Holdings	216,582
15,073		Lilly (Eli) & Co.	1,634,516
3,064		McKesson Corp.	382,265
17,201		Medtronic PLC	1,544,994
37,793		Merck & Co., Inc.	2,781,943
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
72	[2]	Mettler Toledo International, Inc.	$39,371
6,350	[2]	Mylan NV	198,437
5,398	[2]	Nektar Therapeutics	208,795
1,299		Perrigo Co. PLC	91,320
82,143		Pfizer, Inc.	3,537,078
2,243		Quest Diagnostics, Inc.	211,089
641	[2]	Regeneron Pharmaceuticals, Inc.	217,453
1,700		ResMed, Inc.	180,064
3,362		Stryker Corp.	545,384
5,520		Thermo Fisher Scientific, Inc.	1,289,748
13,398		UnitedHealth Group, Inc.	3,501,567
2,843	[2]	Varian Medical Systems, Inc.	339,369
4,555	[2]	Vertex Pharmaceuticals, Inc.	771,890
1,260	[2]	Waters Corp.	239,009
1,277	[2]	Wellcare Health Plans, Inc.	352,439
1,531		Zimmer Biomet Holdings, Inc.	173,906
6,386		Zoetis, Inc.	575,698
		TOTAL	48,222,993
		Industrials—9.2%
8,407		3M Co.	1,599,516
2,832		Ametek, Inc.	189,971
953		Allegion PLC	81,701
5,158		American Airlines Group, Inc.	180,943
5,221		Arconic, Inc.	106,143
7,983		Boeing Co.	2,832,847
1,587		C.H. Robinson Worldwide, Inc.	141,291
13,847		CSX Corp.	953,504
7,240		Caterpillar, Inc.	878,357
390		Cintas Corp.	70,929
2,342		Cummins, Inc.	320,128
3,394		Deere & Co.	459,683
8,846		Delta Air Lines, Inc.	484,142
1,696		Dover Corp.	140,497
4,124		Eaton Corp. PLC	295,567
11,050		Emerson Electric Co.	750,074
1,444		Equifax, Inc.	146,479
1,979		Expeditors International Washington, Inc.	132,949
3,460		Fastenal Co.	177,879
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
3,454		FedEx Corp.	$761,054
1,216		Flowserve Corp.	55,814
6,312		Fortive Corp.	468,666
2,632		Fortune Brands Home & Security, Inc.	117,993
3,058		General Dynamics Corp.	527,750
124,952		General Electric Co.	1,262,015
1,438		Harris Corp.	213,845
11,481		Honeywell International, Inc.	1,662,678
939		Hunt (J.B.) Transportation Services, Inc.	103,863
470		Huntington Ingalls Industries, Inc.	102,686
5,647	[2]	IHS Markit Ltd.	296,637
4,571		Illinois Tool Works, Inc.	583,122
3,784		Ingersoll-Rand PLC	363,037
1,223		Jacobs Engineering Group, Inc.	91,835
17,650		Johnson Controls International PLC	564,270
1,231		Kansas City Southern Industries, Inc.	125,513
1,211		L3 Technologies, Inc.	229,448
3,587		Lockheed Martin Corp.	1,054,040
8,821		Masco Corp.	264,630
5,313		Nielsen Holdings PLC	138,032
3,748		Norfolk Southern Corp.	629,027
2,452		Northrop Grumman Corp.	642,301
5,407		Paccar, Inc.	309,334
1,976		Parker-Hannifin Corp.	299,621
3,094	[2]	Quanta Services, Inc.	96,533
4,183		Raytheon Co.	732,192
3,529		Republic Services, Inc.	256,488
4,192		Robert Half International, Inc.	253,742
1,588		Rockwell Automation, Inc.	261,591
2,556		Rockwell Collins	327,219
1,380		Rollins, Inc.	81,696
1,341		Roper Technologies, Inc.	379,369
2,339		Smith (A.O.) Corp.	106,495
608		Snap-On, Inc.	93,596
7,053		Southwest Airlines Co.	346,302
1,022		Stanley Black & Decker, Inc.	119,083
1,770	[2]	Stericycle, Inc.	88,447
3,001		Textron, Inc.	160,944
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
1,152	[2]	Transdigm Group, Inc.	$380,448
10,182		Union Pacific Corp.	1,488,812
5,169	[2]	United Continental Holdings, Inc.	442,001
8,288		United Parcel Service, Inc.	883,003
961	[2]	United Rentals, Inc.	115,387
9,347		United Technologies Corp.	1,160,991
3,753	[2]	Verisk Analytics, Inc.	449,760
1,128		W. W. Grainger, Inc.	320,318
5,922		Waste Management, Inc.	529,841
2,426		Xylem, Inc.	159,097
		TOTAL	30,043,166
		Information Technology—20.3%
9,206		Accenture PLC	1,451,050
6,753	[2]	Adobe, Inc.	1,659,617
10,944	[2]	Advanced Micro Devices, Inc.	199,290
1,914	[2]	Akamai Technologies, Inc.	138,287
804		Alliance Data Systems Corp.	165,769
4,584		Amphenol Corp., Class A	410,268
5,390		Analog Devices, Inc.	451,197
996	[2]	Ansys, Inc.	148,952
64,447		Apple, Inc.	14,104,880
13,841		Applied Materials, Inc.	455,092
1,362	[2]	Arista Networks, Inc.	313,737
2,846	[2]	Autodesk, Inc.	367,845
6,145		Automatic Data Processing, Inc.	885,372
5,359		Broadcom, Inc.	1,197,683
1,374		Broadridge Financial Solutions	160,676
462		CA, Inc.	20,494
4,165	[2]	Cadence Design Systems, Inc.	185,634
64,055		Cisco Systems, Inc.	2,930,516
3,385		Citrix Systems, Inc.	346,861
8,606		Cognizant Technology Solutions Corp.	594,072
6,577		Corning, Inc.	210,135
5,784		DXC Technology Co.	421,249
5,658	[2]	FIserv, Inc.	448,679
1,376		FLIR Systems, Inc.	63,723
677	[2]	F5 Networks, Inc.	118,665
4,938		Fidelity National Information Services, Inc.	514,046
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
1,086	[2]	FleetCor Technologies, Inc.	$217,233
2,022	[2]	Fortinet, Inc.	166,168
169	[2]	Gartner Group, Inc., Class A	24,931
1,951		Global Payments, Inc.	222,863
23,595		HP, Inc.	569,583
10,387		Hewlett Packard Enterprise Co.	158,402
321	[2]	IPG Photonics Corp.	42,870
64,077		Intel Corp.	3,003,930
13,060		International Business Machines Corp.	1,507,516
4,420		Intuit, Inc.	932,620
6,022		Juniper Networks, Inc.	176,264
1,998		KLA-Tencor Corp.	182,897
2,050		Lam Research Corp.	290,546
12,667		Mastercard, Inc., Class A	2,503,886
1,228		Microchip Technology, Inc.	80,778
20,075	[2]	Micron Technology, Inc.	757,229
107,750		Microsoft Corp.	11,508,777
2,006		Motorola Solutions, Inc.	245,855
8,415		Nvidia Corp.	1,774,134
3,237		NetApp, Inc.	254,072
40,421		Oracle Corp.	1,974,162
2,176		Paychex, Inc.	142,506
14,721	[2]	PayPal Holdings, Inc.	1,239,361
3,975	[2]	Qorvo, Inc.	292,202
19,775		Qualcomm, Inc.	1,243,650
3,422	[2]	Red Hat, Inc.	587,352
344		Symantec Corp.	6,244
11,754	[2]	Salesforce.com, Inc.	1,613,119
2,965		Seagate Technology	119,282
2,769		Skyworks Solutions, Inc.	240,238
347	[2]	Synopsys, Inc.	31,067
5,273		TE Connectivity Ltd.	397,690
13,345		Texas Instruments, Inc.	1,238,816
2,002		Total System Services, Inc.	182,482
1,291	[2]	Verisign, Inc.	184,019
24,741		Visa, Inc., Class A Shares	3,410,547
6,989		Western Digital Corp.	301,016
15,567		Western Union Co.	280,829
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
3,640		Xilinx, Inc.	$310,747
		TOTAL	66,379,672
		Materials—2.6%
3,286		Air Products and Chemicals, Inc.	507,194
1,166		Avery Dennison Corp.	105,780
5,104		Ball Corp.	228,659
6,541		CF Industries Holdings, Inc.	314,164
32,259		DowDuPont, Inc.	1,739,405
1,637		Eastman Chemical Co.	128,259
3,792		Ecolab, Inc.	580,745
32,439		Freeport-McMoRan, Inc.	377,914
1,359		International Flavors & Fragrances, Inc.	196,593
2,564		International Paper Co.	116,303
7,559		Linde Public Limited Company	1,250,788
6,151		LyondellBasell Industries NV, Class A	549,100
1,038		Martin Marietta Materials	177,789
10,362		Mosaic Co./The	320,600
8,558		Newmont Mining Corp.	264,613
3,907		Nucor Corp.	230,982
1,903		PPG Industries, Inc.	199,986
1,622		Packaging Corp. of America	148,916
2,026		Sealed Air Corp.	65,561
1,083		Sherwin-Williams Co.	426,128
2,161		Vulcan Materials Co.	218,564
4,197		WestRock Co.	180,345
		TOTAL	8,328,388
		Real Estate—2.8%
110		Alexandria Real Estate Equities, Inc.	13,445
6,430		American Tower Corp.	1,001,858
2,994		Apartment Investment & Management Co., Class A	128,862
2,124		Avalonbay Communities, Inc.	372,507
3,553		Boston Properties, Inc.	429,060
3,682	[2]	CBRE Group, Inc.	148,348
4,285		Crown Castle International Corp.	465,951
1,471		Digital Realty Trust, Inc.	151,895
1,196		Equinix, Inc.	452,973
7,735		Equity Residential Properties Trust	502,466
989		Essex Property Trust, Inc.	248,021
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
3,766		Extra Space Storage, Inc.	$339,166
762		Federal Realty Investment Trust	94,526
7,922		HCP, Inc.	218,251
18,612		Host Hotels & Resorts, Inc.	355,675
7,093		Kimco Realty Corp.	114,126
874		Macerich Co. (The)	45,116
1,714		Mid-American Apartment Communities, Inc.	167,475
8,333		ProLogis, Inc.	537,229
1,937		Public Storage	397,995
4,406		Realty Income Corp.	265,550
5,041		Regency Centers Corp.	319,398
2,695	[2]	SBA Communications Corp.	437,048
1,000		SL Green Realty Corp.	91,260
4,398		Simon Property Group, Inc.	807,121
3,430		UDR, Inc.	134,422
5,572		Ventas, Inc.	323,399
2,551		Vornado Realty Trust	173,672
2,580		Welltower, Inc., REIT	170,461
11,682		Weyerhaeuser Co.	311,092
		TOTAL	9,218,368
		Utilities—3.1%
21,880		AES Corp.	319,010
3,241		Ameren Corp.	209,304
4,485		American Electric Power Co., Inc.	329,020
2,536		American Water Works Co., Inc.	224,512
4,480		CMS Energy Corp.	221,850
7,147		CenterPoint Energy, Inc.	193,040
4,780		Consolidated Edison Co.	363,280
2,778		DTE Energy Co.	312,247
9,610		Dominion Energy, Inc.	686,346
10,230		Duke Energy Corp.	845,305
5,092		Edison International	353,334
2,259		Entergy Corp.	189,643
6,935		Evergy, Inc.	388,291
4,991		EverSource Energy	315,731
17,581		Exelon Corp.	770,224
2,119		FirstEnergy Corp.	78,996
9,114		NRG Energy, Inc.	329,836
Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
6,795		NextEra Energy, Inc.	$1,172,137
6,660	[2]	P G & E Corp.	311,755
3,954		PPL Corp.	120,202
1,984		Pinnacle West Capital Corp.	163,184
6,566		Public Service Enterprises Group, Inc.	350,821
6,144		SCANA Corp.	246,067
3,990		Sempra Energy	439,379
14,878		Southern Co.	669,956
1,848		WEC Energy Group, Inc.	126,403
7,836		Xcel Energy, Inc.	384,042
		TOTAL	10,113,915
		TOTAL COMMON STOCKS (IDENTIFIED COST $93,839,124)	322,673,119
		INVESTMENT COMPANIES—1.6%
294,759		Federated Government Obligations Fund, Premier Shares, 2.08%[4]	294,759
4,962,155		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.31%[4]	4,962,651
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,257,273)	5,257,410
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $99,096,397)[5]	327,930,529
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[6]	(606,887)
		TOTAL NET ASSETS—100%	$327,323,642
At October 31, 2018, the Fund had the following outstanding futures contract:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
2S&P 500 Index Long Futures	7	$4,744,425	December 2018	$(393,598)
Unrealized Depreciation on Futures Contract is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	236,380	9,041,083	9,277,463
Purchases/Additions	78,881,990	223,402,141	302,284,131
Sales/Reductions	(78,823,611)	(227,481,069)	(306,304,680)
Balance of Shares Held 10/31/2018	294,759	4,962,155	5,256,914
Value	$294,759	$4,962,651	$5,257,410
Change in Unrealized Appreciation/Depreciation	N/A	$137	$137
Net Realized Gain/(Loss)	N/A	$(3,017)	$(3,017)
Dividend Income	$28,312	$235,611	$263,923
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $4,744,425 at October 31, 2018, which represents 1.4% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.0%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $103,001,633.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Annual Shareholder Report

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.09	$14.54	$16.06	$17.27	$16.34
Income From Investment Operations:
Net investment income	0.06[1]	0.09	0.11	0.11	0.09
Net realized and unrealized gain	0.75	2.75	0.32	0.51	2.29
TOTAL FROM INVESTMENT OPERATIONS	0.81	2.84	0.43	0.62	2.38
Less Distributions:
Distributions from net investment income	(0.07)	(0.09)	(0.11)	(0.11)	(0.09)
Distributions from net realized gain	(3.09)	(2.20)	(1.84)	(1.72)	(1.36)
TOTAL DISTRIBUTIONS	(3.16)	(2.29)	(1.95)	(1.83)	(1.45)
Net Asset Value, End of Period	$12.74	$15.09	$14.54	$16.06	$17.27
Total Return[2]	6.09%	22.22%	3.19%	3.71%	15.74%
Ratios to Average Net Assets:
Net expenses	1.41%	1.42%	1.42%	1.42%	1.42%
Net investment income	0.48%	0.60%	0.75%	0.61%	0.56%
Expense waiver/reimbursement[3]	0.06%	0.05%	0.05%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,324	$41,904	$36,956	$40,273	$38,684
Portfolio turnover	30%	31%	31%	31%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.27	$14.68	$16.19	$17.39	$16.45
Income From Investment Operations:
Net investment income	0.10[1]	0.12	0.15	0.16	0.13
Net realized and unrealized gain	0.74	2.80	0.34	0.52	2.31
TOTAL FROM INVESTMENT OPERATIONS	0.84	2.92	0.49	0.68	2.44
Less Distributions:
Distributions from net investment income	(0.10)	(0.13)	(0.16)	(0.16)	(0.14)
Distributions from net realized gain	(3.09)	(2.20)	(1.84)	(1.72)	(1.36)
TOTAL DISTRIBUTIONS	(3.19)	(2.33)	(2.00)	(1.88)	(1.50)
Net Asset Value, End of Period	$12.92	$15.27	$14.68	$16.19	$17.39
Total Return[2]	6.31%	22.65%	3.56%	4.05%	16.05%
Ratios to Average Net Assets:
Net expenses	1.11%	1.11%	1.10%	1.10%	1.10%
Net investment income	0.79%	0.92%	1.07%	0.93%	0.87%
Expense waiver/reimbursement[3]	0.07%	0.07%	0.08%	0.06%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,765	$47,867	$47,998	$45,190	$43,501
Portfolio turnover	30%	31%	31%	31%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.42	$14.80	$16.31	$17.50	$16.54
Income From Investment Operations:
Net investment income	0.21[1]	0.25	0.28	0.27	0.27
Net realized and unrealized gain	0.75	2.80	0.31	0.54	2.31
TOTAL FROM INVESTMENT OPERATIONS	0.96	3.05	0.59	0.81	2.58
Less Distributions:
Distributions from net investment income	(0.20)	(0.23)	(0.26)	(0.28)	(0.26)
Distributions from net realized gain	(3.09)	(2.20)	(1.84)	(1.72)	(1.36)
TOTAL DISTRIBUTIONS	(3.29)	(2.43)	(2.10)	(2.00)	(1.62)
Net Asset Value, End of Period	$13.09	$15.42	$14.80	$16.31	$17.50
Total Return[2]	7.16%	23.55%	4.30%	4.87%	16.94%
Ratios to Average Net Assets:
Net expenses	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	1.56%	1.67%	1.82%	1.68%	1.62%
Expense waiver/reimbursement[3]	0.11%	0.08%	0.09%	0.07%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$137,792	$201,836	$208,577	$257,742	$266,292
Portfolio turnover	30%	31%	31%	31%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.28	$14.69	$16.20	$17.40	$16.45
Income From Investment Operations:
Net investment income	0.16[1]	0.17	0.21	0.21	0.22
Net realized and unrealized gain	0.75	2.81	0.34	0.54	2.30
TOTAL FROM INVESTMENT OPERATIONS	0.91	2.98	0.55	0.75	2.52
Less Distributions:
Distributions from net investment income	(0.16)	(0.19)	(0.22)	(0.23)	(0.21)
Distributions from net realized gain	(3.09)	(2.20)	(1.84)	(1.72)	(1.36)
TOTAL DISTRIBUTIONS	(3.25)	(2.39)	(2.06)	(1.95)	(1.57)
Net Asset Value, End of Period	$12.94	$15.28	$14.69	$16.20	$17.40
Total Return[2]	6.85%	23.14%	4.01%	4.52%	16.62%
Ratios to Average Net Assets:
Net expenses	0.66%	0.66%	0.65%	0.65%	0.65%
Net investment income	1.24%	1.39%	1.52%	1.38%	1.32%
Expense waiver/reimbursement[3]	0.35%	0.35%	0.36%	0.35%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$110,443	$144,226	$180,503	$218,171	$270,634
Portfolio turnover	30%	31%	31%	31%	28%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2018
Assets:
Investment in securities, at value including $279,729 of securities loaned and including $5,257,410 of investment in affiliated holdings (identified cost $99,096,397)		$327,930,529
Restricted cash (Note 2)		210,000
Income receivable		290,699
Income receivable from affiliated holdings		25,609
Receivable for investments sold		62,895
Receivable for shares sold		184,282
Receivable for daily variation margin on futures contracts		52,460
TOTAL ASSETS		328,756,474
Liabilities:
Payable for investments purchased	$571,638
Payable for shares redeemed	311,040
Bank overdraft	1,933
Payable for collateral due to broker for securities lending	294,759
Payable for investment adviser fee (Note 5)	1,981
Payable for transfer agent fee	82,600
Payable for distribution services fee (Note 5)	48,310
Payable for other service fees (Notes 2 and 5)	44,945
Payable for portfolio accounting fees	40,617
Accrued expenses (Note 5)	35,009
TOTAL LIABILITIES		1,432,832
Net assets for 25,226,178 shares outstanding		$327,323,642
Net Assets Consist of:
Paid-in capital		$5,775,416
Total distributable earnings		321,548,226
TOTAL NET ASSETS		$327,323,642
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($37,323,890 ÷ 2,930,615 shares outstanding), no par value, unlimited shares authorized	$12.74
Offering price per share	$12.74
Redemption proceeds per share (99.00/100 of $12.74)	$12.61
Class R Shares:
Net asset value per share ($41,765,237 ÷ 3,231,676 shares outstanding), no par value, unlimited shares authorized	$12.92
Offering price per share	$12.92
Redemption proceeds per share	$12.92
Institutional Shares:
Net asset value per share ($137,791,640 ÷ 10,529,227 shares outstanding), no par value, unlimited shares authorized	$13.09
Offering price per share	$13.09
Redemption proceeds per share	$13.09
Service Shares:
Net asset value per share ($110,442,875 ÷ 8,534,660 shares outstanding), no par value, unlimited shares authorized	$12.94
Offering price per share	$12.94
Redemption proceeds per share	$12.94
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2018
Investment Income:
Dividends (including $235,611 received from affiliated holdings*)			$7,426,706
Net income on securities loaned (includes $28,312 received from affiliated holdings related to cash collateral balances*)			8,308
Interest			3,670
TOTAL INCOME			7,438,684
Expenses:
Administrative fee (Note 5)		$1,171,769
Custodian fees		49,041
Transfer agent fee (Note 2)		406,789
Directors'/Trustees' fees (Note 5)		7,350
Auditing fees		26,700
Legal fees		14,819
Portfolio accounting fees		115,837
Distribution services fee (Note 5)		928,140
Other service fees (Notes 2 and 5)		423,051
Share registration costs		61,725
Printing and postage		26,761
Miscellaneous (Note 5)		39,377
TOTAL EXPENSES		3,271,359
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(243,855)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(455,015)
TOTAL WAIVERS AND REIMBURSEMENTS		(698,870)
Net expenses			2,572,489
Net investment income			4,866,195
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized loss of $(3,017) on sales of investments in an affiliated holdings*)			95,922,194
Net realized gain on futures contracts			1,600,661
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $137 on investments in affiliated holdings*)			(72,337,657)
Net change in unrealized appreciation of futures contracts			(597,640)
Net realized and unrealized gain on investments and futures contracts			24,587,558
Change in net assets resulting from operations			$29,453,753
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,866,195	$6,507,681
Net realized gain	97,522,855	85,741,629
Net change in unrealized appreciation/depreciation	(72,935,297)	5,133,417
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,453,753	97,382,727
Distributions to Shareholders (Note 2):
Class C Shares	(8,697,887)	(5,832,449)
Class R Shares	(9,941,025)	(7,461,326)
Institutional Shares	(42,057,608)	(33,821,637)
Service Shares	(29,040,886)	(27,961,930)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(89,737,406)	(75,077,342)
Share Transactions:
Proceeds from sale of shares	67,012,997	139,201,893
Proceeds from shares issued in connection with the tax-free transfer of assets from First Financial Trust and Asset Management Co (FFTAM) Common Trust Fund	—	7,208,911
Net asset value of shares issued to shareholders in payment of distributions declared	85,243,020	70,146,532
Cost of shares redeemed	(200,481,482)	(277,063,258)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(48,225,465)	(60,505,922)
Change in net assets	(108,509,118)	(38,200,537)
Net Assets:
Beginning of period	435,832,760	474,033,297
End of period	$327,323,642	$435,832,760
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2018
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (S&P 500).
On May 5, 2017, the Fund acquired all of the net assets of First Financial Trust and Asset Management Co., Common Trust Fund A (FFTAM), a common trust fund, in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from FFTAM was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of FFTAM Shares exchanged, a shareholder received 5.800 shares of the Fund's Institutional Shares.
Shares of the Fund Issued	FFTAM Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
503,416	$7,208,911	$2,257,239	$476,825,299	$484,034,210
1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
Assuming the acquisition had been completed on November 1, 2016, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended October 31, 2017, were as follows:
Net investment income (loss)*	$66,858
Net realized and unrealized gain on investments	2,257,239
Net increase in net assets resulting from operations	2,324,097
*	Net investment income includes $6,300 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of FFTAM that have been included in the Fund's Statement of Operations as of October 31, 2017.
Annual Shareholder Report

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market
Annual Shareholder Report

quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
Annual Shareholder Report

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $698,870 is disclosed in various locations in this Note 2 and Note 5. For the year ended October 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$36,080	$—
Class R Shares	137,171	(3,992)
Institutional Shares	141,991	(82,835)
Service Shares	91,547	(47,746)
TOTAL	$406,789	$(134,573)
Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended October 31, 2017 were from the following sources:
Net investment income
Class C Shares	$(257,275)
Class R Shares	(458,750)
Institutional Shares	(3,496,986)
Service Shares	(2,212,323)

Net realized gain
Class C Shares	$(5,575,174)
Class R Shares	(7,002,576)
Institutional Shares	(30,324,651)
Service Shares	(25,749,607)
Undistributed net investment income at October 31, 2017, was $584,561.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$102,609
Service Shares	320,442
TOTAL	$423,051
For the year ended October 31, 2018, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, maintain exposure to the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long contracts held by the Fund throughout the period was $10,083,564. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Annual Shareholder Report

Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$279,729	$294,759
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$(393,598)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	1,600,661

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	(597,640)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2018		2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	496,332	$6,437,756	673,057	$9,395,628
Shares issued to shareholders in payment of distributions declared	662,653	8,182,670	422,085	5,467,279
Shares redeemed	(1,004,914)	(13,037,505)	(859,721)	(12,043,207)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	154,071	$1,582,921	235,421	$2,819,700

Year Ended October 31	2018		2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	764,486	$10,050,608	871,972	$12,215,613
Shares issued to shareholders in payment of distributions declared	750,323	9,405,085	538,500	7,064,402
Shares redeemed	(1,418,383)	(18,664,398)	(1,544,038)	(21,871,691)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	96,426	$791,295	(133,566)	$(2,591,676)
Annual Shareholder Report

Year Ended October 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,615,564	$37,400,961	6,704,054	$97,044,780
Proceeds from shares issued in connection with the tax-free transfer of assets from First Financial Trust and Asset Management Co (FFTAM) Common Trust Fund	—	—	503,416	7,208,911
Shares issued to shareholders in payment of distributions declared	3,071,318	39,050,085	2,288,211	30,433,852
Shares redeemed	(8,249,556)	(112,742,563)	(10,496,156)	(152,219,908)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,562,674)	$(36,291,517)	(1,000,475)	$(17,532,365)

Year Ended October 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	989,046	$13,123,672	1,451,496	$20,545,872
Shares issued to shareholders in payment of distributions declared	2,276,922	28,605,180	2,066,666	27,180,999
Shares redeemed	(4,169,255)	(56,037,016)	(6,366,723)	(90,928,452)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(903,287)	$(14,308,164)	(2,848,561)	$(43,201,581)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,215,464)	$(48,225,465)	(3,747,181)	$(60,505,922)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds and return of capital adjustments.
For the year ended October 31, 2018, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,853)	$(104,667)	$106,520
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$10,425,596	$6,975,097
Long-term capital gains	$79,311,810	$68,102,245
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Annual Shareholder Report

As of October 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$3,991,545
Net unrealized appreciation	$224,928,896
Undistributed long-term capital gains	$92,627,785
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, futures mark-to-market and non-taxable dividends.
At October 31, 2018, the cost of investments for federal tax purposes was $103,001,633. The net unrealized appreciation of investments for federal tax purposes was $224,928,896. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $226,521,298 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,592,402. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2018, the Manager voluntarily waived $233,258 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2018, the Manager reimbursed $10,597.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$307,942	$—
Class R Shares	234,426	—
Service Shares	385,772	(320,442)
TOTAL	$928,140	$(320,442)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2018, FSC retained $181,784 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2018, FSC retained $2,523 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended October 31, 2018, FSSC received $4,991 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.44%, 1.11%, 0.36% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2018, were as follows:
Purchases	$113,760,640
Sales	$240,550,720
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2018, the Fund had no outstanding loans. During the year ended October 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2018, there were no outstanding loans. During the year ended October 31, 2018, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2018, the amount of long-term capital gains designated by the Fund was $79,311,810.
For the fiscal year ended October 31, 2018, 70.63% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2018, 66.96% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated max-Cap Index fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Max-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Annual Shareholder Report

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 21, 2018
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2018 to October 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2018	Ending Account Value 10/31/2018	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,028.90	$7.21
Class R Shares	$1,000	$1,029.90	$5.68
Institutional Shares	$1,000	$1,034.20	$1.85
Service Shares	$1,000	$1,032.20	$3.38
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,018.10	$7.17
Class R Shares	$1,000	$1,019.60	$5.65
Institutional Shares	$1,000	$1,023.40	$1.84
Service Shares	$1,000	$1,021.90	$3.36
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class C Shares	1.41%
Class R Shares	1.11%
Institutional Shares	0.36%
Service Shares	0.66%
Annual Shareholder Report

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.
Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Annual Shareholder Report

Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Max-Cap Index Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Equity Management Company of Pennsylvania (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
Annual Shareholder Report

that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer
Annual Shareholder Report

group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Annual Shareholder Report

competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Annual Shareholder Report

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
29454 (12/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2018
Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Mid-Cap Index Fund
Fund Established 1992

A Portfolio of Federated Index Trust
Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from November 1, 2017 through October 31, 2018. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Mid-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2018, was 0.83% for Institutional Shares, 0.56% for Service Shares and 0.83% for Class R6 Shares. The total return of the Standard and Poor's MidCap 400® Index (S&P 400),1 the Fund's broad-based securities market index, was 1.02% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 400.
The Fund normally invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced strategies (discussed further below) in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for fund expenses and tracking error (difference in the Fund's performance relative to the performance of the S&P 400). During the reporting period, the Fund's investment strategy focused on the use of enhanced strategies, which was the most significant factor affecting the Fund's performance relative to the S&P 400.
The following discussion will focus on the performance of the Fund's R6 Shares.
Market Overview
During the reporting period, the domestic equity market had positive performance as evidenced by the 6.86% return of the S&P Composite 1500® Index.2 The largest stocks in the S&P Composite 1500® Index, as represented by the S&P 100® Index,3 led the market with a 8.55% return for the reporting period. Large-cap stocks followed with the S&P 5004 returning 7.35% for the same period. Small-cap stock performance trailed its largest peers as the S&P SmallCap 600® Index5 returned 5.60%. Mid-Cap stocks in the S&P Composite 1500® Index as represented by the S&P 400 had the worst performance of the market cap segments returning 1.02% for the reporting period. Value stocks underperformed growth stocks as the S&P Composite 1500® Value Index6 returned 2.82% versus the 10.69% return of the S&P Composite 1500® Growth Index.7
Within the S&P 400, the sector8 performance was mixed during the reporting period. Utilities, Real Estate, Information Technology, Consumer Staples, Energy and Health Care all had positive performance for the reporting period, while Communication Services, Consumer Discretionary, Materials, Industrials and Financials had negative performance. Health Care led the way, advancing 19.34%, followed by Energy (14.87%) and Consumer Staples (7.31%). The Materials sector posted the weakest results (-10.09%), followed by Financials (-4.39%) and Industrials (-4.14%). ABIOMED, Inc. (Health Care),
Annual Shareholder Report
1

HollyFrontier Corporatation (Energy) and Fortinet, Inc. (Information Technology) posted the strongest contribution to performance in the S&P 400, while Chemours Co. (Materials), Coherent, Inc. (Information Technology) and NVR, Inc. (Consumer Discretionary) detracted the most from S&P 400 performance for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund consisted of overweighting and underweighting stocks relative to the S&P 400 based upon Fund management's quantitative analysis of the securities. During the reporting period, the Fund underperformed the S&P 400 by 0.19% on a net basis and outperformed the S&P 400 by 0.11% on a gross basis. This outperformance on a gross basis was primarily due to the efficacy of the quantitative strategy. The Fund invested in a stock-based strategy that also utilized S&P 400 futures9 to provide equity exposure on the Fund's cash balances. The S&P 400 had positive performance for the reporting period; therefore, the trading of futures contracts had a positive effect on the Fund's performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 400.
2	The S&P Composite 1500® Index combines three leading indices: the S&P 500®, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization.*
3	The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent.*
4	The S&P 500® Index is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.*
5	The S&P SmallCap 600® Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.*
6	The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index.*
7	The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index.*
8	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard.
9	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
*	The index is unmanaged, and it is not possible to invest directly in an index.
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2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mid-Cap Index Fund from October 31, 2008 to October 31, 2018, compared to the Standard & Poor's MidCap 400® Index (S&P 400).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2018
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 10/31/2018
	1 Year	5 Years	10 Years
Institutional Shares[3]	0.83%	8.65%	13.82%
Service Shares	0.56%	8.37%	13.64%
Class R6 Shares[3]	0.83%	8.49%	13.70%
S&P 400	1.02%	8.89%	14.13%

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3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The Standard & Poor's MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and it is not possible to invest directly in an index. The S&P 400 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 400 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Fund's Institutional Shares commenced operations on January 4, 2012. The Fund's Class R6 Shares commenced operations on October 18, 2016. The Fund offers one other class of shares: Service Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of Institutional Shares. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for the Fund's Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of the R6 Shares.
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4

Portfolio of Investments Summary Table (unaudited)
At October 31, 2018, the Fund's sector composition1 for its equity securities investments was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	16.0%
Information Technology	15.5%
Industrials	14.2%
Consumer Discretionary	11.8%
Health Care	9.8%
Real Estate	9.1%
Materials	6.5%
Utilities	5.0%
Energy	4.8%
Consumer Staples	3.7%
Communication Services	2.3%
Securities Lending Collateral[2]	10.5%
Cash Equivalents[3]	1.3%
Derivative Contracts[4,5]	0.0%
Other Assets and Liabilities—Net[6]	(10.5)%
TOTAL[7]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 100.1%.
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5

Portfolio of Investments
October 31, 2018
Shares			Value
	[1]	COMMON STOCKS—98.7%
		Communication Services—2.3%
22,853	[2,3]	AMC Networks, Inc.	$1,338,729
1,979		Cable One, Inc.	1,772,669
27,297	[2,3]	Cars.com, Inc. W/I	712,725
42,528	[3]	Cinemark Holdings, Inc.	1,767,889
51,462	[2,3]	Live Nation Entertainment, Inc.	2,691,463
8,655		Meredith Corp.	446,252
41,683	[3]	New York Times Co., Class A	1,100,431
88,223		Tegna, Inc.	1,018,093
37,541		Telephone and Data System, Inc.	1,157,389
17,932		Wiley (John) & Sons, Inc., Class A	972,632
20,533	[3]	World Wrestling Entertainment, Inc.	1,490,490
		TOTAL	14,468,762
		Consumer Discretionary—11.8%
27,802		Aaron's, Inc.	1,310,308
34,853	[3]	Adient PLC	1,060,228
29,315	[2]	Adtalem Global Education, Inc.	1,484,218
61,526		American Eagle Outfitters, Inc.	1,418,789
23,597	[2,3]	AutoNation, Inc.	955,206
35,215	[3]	Bed Bath & Beyond, Inc.	483,854
6,933	[3]	Big Lots, Inc.	287,858
41,162		Boyd Gaming Corp.	1,093,263
17,069		Brinker International, Inc.	739,941
32,153		Brunswick Corp.	1,671,634
17,988		Carter's, Inc.	1,726,488
17,441	[3]	Cheesecake Factory, Inc.	843,098
4,315		Churchill Downs, Inc.	1,077,067
7,182		Cracker Barrel Old Country Store, Inc.	1,139,640
58,724		Dana, Inc.	914,333
14,027	[2]	Deckers Outdoor Corp.	1,783,814
35,202		Delphi Technologies PLC	754,731
30,757		Dick's Sporting Goods, Inc.	1,087,875
8,278	[3]	Dillards, Inc., Class A	582,937
15,777		Domino's Pizza, Inc.	4,240,700
27,311	[3]	Dunkin' Brands Group, Inc.	1,981,686
23,409	[2]	Eldorado Resorts, Inc.	854,428
Annual Shareholder Report
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
20,771	[2]	Five Below, Inc.	$2,364,155
99,818		Gentex Corp.	2,101,169
1,797		Graham Holdings, Co.	1,044,147
9,545	[2,3]	Helen of Troy Ltd.	1,184,725
10,924		International Speedway Corp., Class A	409,759
6,248		Jack in the Box, Inc.	493,155
46,742		KB Home	933,438
16,273		Marriott Vacations Worldwide Corp.	1,439,998
41,670	[2,3]	Michaels Cos, Inc./The	660,469
11,225	[2,3]	Murphy USA, Inc.	905,072
1,320	[2]	NVR, Inc.	2,955,520
18,919	[2]	Ollie's Bargain Outlet Holdings, Inc.	1,757,575
2,479	[3]	Papa John's International, Inc.	135,205
38,614	[2,3]	Penn National Gaming, Inc.	937,548
22,030	[3]	Polaris Industries, Inc.	1,960,229
15,037	[3]	Pool Corp.	2,191,643
49,814	[2,3]	Sally Beauty Holdings, Inc.	887,187
23,569	[2,3]	Scientific Games Corp.	524,646
67,415		Service Corp. International	2,795,700
25,116		Signet Jewelers Ltd.	1,407,752
27,131		Six Flags Entertainment Corp.	1,461,276
54,355	[2]	Skechers USA, Inc., Class A	1,552,922
21,093	[2]	Sothebys Holdings, Inc., Class A	885,906
63,453	[2,3]	TRI Pointe Group, Inc.	755,091
11,010	[2,3]	Tempur Sealy International, Inc.	508,772
24,450		Texas Roadhouse, Inc.	1,478,247
75,684		The Wendy's Co.	1,304,792
19,925		Thor Industries, Inc.	1,387,577
53,851	[3]	Toll Brothers, Inc.	1,812,625
10,867		Tupperware Brands Corp.	381,432
37,567	[2]	Urban Outfitters, Inc.	1,482,394
11,299	[2,3]	Visteon Corp.	893,073
19,762	[2]	Weight Watchers International, Inc.	1,306,268
29,770	[3]	Williams-Sonoma, Inc.	1,767,743
39,650		Wyndham Destinations, Inc.	1,422,642
37,009		Wyndham Hotels & Resorts, Inc.	1,824,174
		TOTAL	74,806,122
Annual Shareholder Report
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—3.7%
14,555		Casey's General Stores, Inc.	$1,835,531
22,142	[2,3]	Edgewell Personal Care Co.	1,062,373
21,741		Energizer Holdings, Inc.	1,277,719
70,495		Flowers Foods, Inc.	1,361,258
36,866	[2,3]	Hain Celestial Group, Inc.	917,226
27,855		Ingredion, Inc.	2,818,369
54,973		Lamb Weston Holdings, Inc.	4,296,690
7,011		Lancaster Colony Corp.	1,201,545
20,627		Nu Skin Enterprises, Inc.	1,448,428
29,042	[2,3]	Post Holdings, Inc.	2,567,894
4,205	[3]	Sanderson Farms, Inc.	413,730
47,025	[2]	Sprouts Farmers Market, Inc.	1,264,502
4,286	[2,3]	The Boston Beer Co., Inc., Class A	1,317,045
22,850	[2,3]	TreeHouse Foods, Inc.	1,041,046
21,393	[2]	United Natural Foods, Inc.	464,870
		TOTAL	23,288,226
		Energy—4.8%
28,033	[2]	Apergy Corp.	1,093,007
86,334	[2]	CNX Resources Corp.	1,351,127
56,775	[2]	Callon Petroleum Corp.	566,047
365,120	[2,3]	Chesapeake Energy Corp.	1,281,571
16,283	[3]	Core Laboratories NV	1,387,963
20,894	[2]	Diamond Offshore Drilling, Inc.	296,277
12,944	[2,3]	Dril-Quip, Inc.	550,897
35,734	[2]	Energen Corp.	2,571,776
131,536	[3]	Ensco PLC	939,167
66,367	[2]	Gulfport Energy Corp.	604,603
38,591	[2]	Matador Resources Co.	1,112,964
72,762	[2]	McDermott International, Inc.	562,450
71,227	[3]	Murphy Oil Corp.	2,269,292
135,770	[3]	Nabors Industries Ltd.	674,777
96,712	[2]	Oasis Petroleum, Inc.	972,923
38,170	[2]	Oceaneering International, Inc.	722,940
53,302		PBF Energy, Inc.	2,230,689
88,146		Patterson-UTI Energy, Inc.	1,466,749
58,492	[2]	QEP Resources, Inc.	521,164
59,471	[3]	Range Resources Corp.	942,615
52,593	[2,3]	Rowan Companies PLC	836,755
Annual Shareholder Report
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Energy—continued
37,365	[3]	SM Energy Co.	$909,464
236,882	[2]	Southwestern Energy Co.	1,264,950
22,480	[2,3]	Superior Energy Services, Inc.	176,018
192,293		Transocean Ltd.	2,117,146
147,277	[2,3]	WPX Energy, Inc.	2,362,323
28,531		World Fuel Services Corp.	912,992
		TOTAL	30,698,646
		Financials—16.0%
5,607		Alleghany Corp.	3,368,013
26,320		American Financial Group, Inc., Ohio	2,632,790
14,367		Aspen Insurance Holdings Ltd.	601,690
67,243		Associated Banc Corp.	1,558,693
33,036		BancorpSouth Bank	948,133
15,992		Bank of Hawaii Corp.	1,254,412
48,012		Bank OZK	1,313,608
35,936		Berkley, W. R. Corp.	2,727,542
86,395		Brown & Brown	2,434,611
79,076		CNO Financial Group, Inc.	1,494,536
29,649		Cathay Bancorp, Inc.	1,116,878
21,116		Chemical Financial Corp.	989,496
35,298		Commerce Bancshares, Inc.	2,244,953
27,654		Cullen Frost Bankers, Inc.	2,707,880
54,743		East West Bancorp, Inc.	2,870,723
51,716		Eaton Vance Corp.	2,329,806
12,240		Evercore, Inc.	999,886
129,397		FNB Corp.	1,530,767
14,379		FactSet Research Systems	3,217,445
36,618	[3]	Federated Investors, Inc.	903,366
49,418		First American Financial Corp.	2,190,700
105,071	[3]	First Horizon National Corp.	1,695,846
87,231		Fulton Financial Corp.	1,396,568
205,962	[2]	Genworth Financial, Inc., Class A	881,517
39,693		Hancock Whitney Corp.	1,665,518
15,676		Hanover Insurance Group, Inc.	1,745,993
76,509		Home Bancshares, Inc.	1,456,731
27,536	[3]	Interactive Brokers Group, Inc., Class A	1,360,554
19,532		International Bancshares Corp.	755,888
66,931	[3]	Janus Henderson Group PLC	1,644,495
Annual Shareholder Report
9

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
22,418		Kemper Corp.	$1,685,609
34,890		Legg Mason, Inc.	984,596
1,318	[2,3]	LendingTree.com, Inc.	265,827
24,979		MB Financial, Inc.	1,108,818
12,906		Marketaxess Holdings, Inc.	2,706,001
11,783		Mercury General Corp.	698,850
114,551		Navient Corp.	1,326,501
155,585		New York Community Bancorp, Inc.	1,490,504
111,885		Old Republic International Corp.	2,467,064
53,786		PacWest Bancorp	2,184,787
29,107		Pinnacle Financial Partners, Inc.	1,522,296
15,913		Primerica, Inc.	1,746,293
25,565	[3]	Prosperity Bancshares, Inc.	1,662,492
24,843		Reinsurance Group of America, Inc.	3,536,898
12,807		RenaissanceRe Holdings Ltd.	1,564,503
49,294		SEI Investments Co.	2,634,764
165,917	[2,3]	SLM Holding Corp.	1,682,398
21,772		Signature Bank	2,392,743
71,010		Sterling Bancorp	1,276,760
28,516		Stifel Financial Corp.	1,303,752
43,786		Synovus Financial Corp.	1,644,602
78,071		TCF Financial Corp.	1,630,122
19,081	[2]	Texas Capital Bancshares, Inc.	1,244,654
27,884		Trustmark Corp.	858,827
18,208		UMB Financial Corp.	1,162,581
87,462		Umpqua Holdings Corp.	1,679,270
41,571	[3]	United Bankshares, Inc.	1,378,910
132,717		Valley National Bancorp	1,324,516
34,078		Washington Federal, Inc.	959,636
34,163		Webster Financial Corp. Waterbury	2,010,151
21,218		Wintrust Financial Corp.	1,615,539
		TOTAL	101,789,302
		Health Care—9.8%
25,980	[2,3]	Acadia Healthcare Co., Inc.	1,078,170
71,730	[2]	Allscripts Healthcare Solutions, Inc.	854,304
13,024	[2]	Avanos Medical, Inc.	737,158
7,433	[2]	Bio Rad Laboratories, Inc., Class A	2,028,094
16,211	[3]	Bio-Techne Corp.	2,718,909
Annual Shareholder Report
10

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
14,266		Cantel Medical Corp.	$1,129,154
53,806	[2]	Catalent, Inc.	2,170,534
17,836	[2,3]	Charles River Laboratories International, Inc.	2,172,782
5,932		Chemed Corp.	1,805,286
42,396		Encompass Health Corp.	2,853,251
117,458	[2]	Exelixis, Inc.	1,629,142
26,712	[2]	Globus Medical, Inc.	1,411,729
22,955	[2]	Haemonetics Corp.	2,398,109
24,518	[2,3]	HealthEquity, Inc.	2,250,752
24,714		Hill-Rom Holdings, Inc.	2,077,953
6,079	[2]	ICU Medical, Inc.	1,548,504
6,700	[2]	Inogen, Inc.	1,270,119
25,932	[2,3]	Integra Lifesciences Corp.	1,389,177
15,889	[2]	LifePoint Health, Inc.	1,030,561
18,014	[2]	Livanova PLC	2,017,388
34,213	[2]	Mallinckrodt PLC	857,378
17,791	[2]	Masimo Corp.	2,056,640
18,145	[2,3]	Medidata Solutions, Inc.	1,275,593
37,254	[2]	Mednax, Inc.	1,538,218
26,013	[2]	Molina Healthcare, Inc.	3,297,668
20,695	[2,3]	NuVasive, Inc.	1,162,438
25,421	[2]	PRA Health Sciences, Inc.	2,462,532
17,734	[3]	Patterson Companies, Inc.	400,434
10,521	[2]	Prestige Consumer Healthcare, Inc.	380,439
31,743		Steris PLC	3,469,827
24,009	[2]	Syneos Health, Inc.	1,095,531
17,628		Teleflex, Inc.	4,243,765
29,271	[2,3]	Tenet Healthcare Corp.	753,143
17,240	[2]	United Therapeutics Corp.	1,911,226
27,559	[3]	West Pharmaceutical Services, Inc.	2,919,049
		TOTAL	62,394,957
		Industrials—14.2%
63,667	[2,3]	AECOM	1,855,256
26,589		AGCO Corp.	1,490,048
20,021	[2]	ASGN, Inc.	1,343,009
15,816		Acuity Brands, Inc. Holding Company	1,987,122
27,512	[2]	Avis Budget Group, Inc.	773,637
19,767	[3]	Brinks Co. (The)	1,310,947
Annual Shareholder Report
11

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
22,295		Carlisle Cos., Inc.	$2,153,474
18,522	[2]	Clean Harbors, Inc.	1,260,237
18,665		Crane Co.	1,624,602
19,392		Curtiss-Wright Corp.	2,122,648
19,480		Deluxe Corp.	919,651
48,154		Donaldson Co., Inc.	2,469,337
16,668		Dun & Bradstreet Corp.	2,371,523
12,784	[2]	Dycom Industries, Inc.	867,778
21,322		Emcor Group, Inc.	1,513,436
15,287		EnerSys, Inc.	1,216,387
10,919	[2]	Esterline Technologies Corp.	1,281,454
10,315		GATX Corp.	772,903
23,005	[2,3]	Genesee & Wyoming, Inc., Class A	1,822,686
71,399		Graco, Inc.	2,900,941
9,891		Granite Construction, Inc.	452,217
16,828		HNI Corp.	637,613
20,187	[3]	Healthcare Services Group, Inc.	819,390
21,207		Hubbell, Inc.	2,156,752
31,594		IDEX Corp.	4,006,751
32,369	[3]	ITT, Inc.	1,634,635
123,271	[2]	Jet Blue Airways Corp.	2,062,324
36,771		KBR, Inc.	727,330
23,405		Kennametal, Inc.	829,707
19,761	[2]	Kirby Corp.	1,421,606
39,342	[3]	Knight-Swift Transportation Holdings, Inc.	1,258,944
15,156		Landstar System, Inc.	1,516,964
13,545		Lennox International, Inc.	2,856,505
24,217		Lincoln Electric Holdings	1,959,398
16,665		MSA Safety, Inc.	1,740,493
21,624		MSC Industrial Direct Co.	1,752,841
25,661		Manpower Group, Inc.	1,957,678
24,030		Miller Herman, Inc.	791,789
20,539	[2]	NOW, Inc.	263,721
22,454		Nordson Corp.	2,754,432
59,940		nVent Electric PLC	1,463,735
27,333		Old Dominion Freight Lines, Inc.	3,564,770
28,900		OshKosh Truck Corp.	1,622,446
25,047	[3]	Pitney Bowes, Inc.	165,811
Annual Shareholder Report
12

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
17,449		Regal Beloit Corp.	$1,251,093
47,356	[2]	Resideo Technologies, Inc.	996,844
15,609	[3]	Ryder Systems, Inc.	863,334
15,176	[2]	Teledyne Technologies, Inc.	3,358,145
26,481		Terex Corp.	884,201
27,926		Timken Co.	1,104,473
39,131		Toro Co.	2,204,249
47,055		Trinity Industries, Inc.	1,343,420
8,513		Valmont Industries, Inc.	1,058,251
32,162		Wabtec Corp.	2,637,927
11,874		Watsco, Inc.	1,759,489
16,355	[3]	Werner Enterprises, Inc.	526,467
20,388		Woodward, Inc.	1,501,372
		TOTAL	89,964,193
		Information Technology—15.5%
41,832	[2,3]	ACI Worldwide, Inc.	1,049,565
67,531	[2]	Arris International PLC	1,679,496
28,937	[2,3]	Arrow Electronics, Inc.	1,959,324
42,798		Avnet, Inc.	1,714,916
10,650	[3]	Belden, Inc.	575,633
17,903		Blackbaud, Inc.	1,284,003
50,659		CDK Global, Inc.	2,899,721
43,208	[2,3]	Ciena Corp.	1,350,682
25,104	[2]	Cirrus Logic, Inc.	939,894
66,939		Cognex Corp.	2,867,667
9,679	[2,3]	Coherent, Inc.	1,191,872
14,853	[2]	Commvault Systems, Inc.	864,742
37,934	[2]	CoreLogic, Inc.	1,540,879
37,249	[2,3]	Cree, Inc.	1,446,006
133,989		Cypress Semiconductor Corp.	1,733,818
12,688	[2]	Fair Isaac & Co., Inc.	2,445,104
35,885	[2]	First Solar, Inc.	1,499,993
29,098		Henry Jack & Associates, Inc.	4,359,753
56,981	[2]	Integrated Device Technology, Inc.	2,667,281
17,691		InterDigital, Inc.	1,255,176
18,757	[3]	j2 Global, Inc.	1,366,260
61,033		Jabil, Inc.	1,509,346
70,645	[2]	Keysight Technologies, Inc.	4,032,417
Annual Shareholder Report
13

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
57,071		Leidos Holdings, Inc.	$3,697,059
11,272	[3]	Littelfuse, Inc.	2,042,036
28,248	[2]	LiveRamp Holdings, Inc.	1,290,369
15,821		LogMeIn, Inc.	1,362,505
24,117	[2,3]	Lumentum Holdings, Inc.	1,317,994
21,812		MKS Instruments, Inc.	1,607,326
23,954	[2,3]	Manhattan Associates, Inc.	1,143,564
25,509		Maximus, Inc.	1,657,320
14,374		Monolithic Power Systems	1,697,857
47,531	[2]	NCR Corp.	1,276,207
41,561		National Instruments Corp.	2,035,242
30,471	[2,3]	NetScout Systems, Inc.	769,697
39,902	[2]	PTC, Inc.	3,288,324
57,277		Perspecta, Inc.	1,402,714
18,501		Plantronics, Inc.	1,091,004
94,478		Sabre Corp.	2,328,883
11,700		Science Applications International Corp.	813,267
15,855	[2]	Silicon Laboratories, Inc.	1,292,658
6,079	[2,3]	Synaptics, Inc.	228,206
14,894		Synnex Corp.	1,155,923
15,616	[2]	Tech Data Corp.	1,103,427
36,620	[2,3]	Teradata Corporation	1,332,968
69,487		Teradyne, Inc.	2,393,827
13,061	[2]	The Ultimate Sortware Group, Inc.	3,482,454
94,051	[2]	Trimble, Inc.	3,515,626
14,502	[2]	Tyler Technologies, Inc.	3,069,493
32,116		Versum Materials, Inc.	1,013,581
15,901	[2,3]	ViaSat, Inc.	1,013,848
47,310	[3]	Vishay Intertechnology, Inc.	865,773
16,134	[2]	WEX, Inc.	2,838,939
22,565	[2]	Zebra Technologies Co., Class A	3,752,559
		TOTAL	98,114,198
		Materials—6.5%
35,745	[2]	Allegheny Technologies, Inc.	925,438
23,161		Aptargroup, Inc.	2,361,496
27,983		Ashland Global Holdings, Inc.	2,070,182
33,375		Bemis Co., Inc.	1,527,574
22,482		Cabot Corp.	1,094,424
Annual Shareholder Report
14

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
16,902		Carpenter Technology Corp.	$737,096
69,378		Chemours Co./The	2,290,168
43,586	[3]	Commercial Metals Corp.	830,749
7,900		Compass Minerals International, Inc.	383,229
30,628		Domtar Corp.	1,418,383
18,693		Eagle Materials, Inc.	1,380,291
3,939		Greif, Inc., Class A	186,315
66,929		Louisiana-Pacific Corp.	1,457,044
14,518		Minerals Technologies, Inc.	794,861
3,593		Newmarket Corp.	1,386,754
66,445		Olin Corp.	1,342,189
64,511	[2,3]	Owens-Illinois, Inc.	1,010,887
31,627		Polyone Corp.	1,021,868
50,028		RPM International, Inc.	3,060,213
28,492		Reliance Steel & Aluminum Co.	2,248,589
29,567	[3]	Royal Gold, Inc.	2,265,719
10,692		Scotts Co.	713,584
11,615		Sensient Technologies Corp.	753,349
32,082		Silgan Holdings, Inc.	770,930
36,887		Sonoco Products Co.	2,013,293
97,457		Steel Dynamics, Inc.	3,859,297
69,900		United States Steel Corp.	1,854,447
56,804		Valvoline, Inc.	1,131,536
16,982		Worthington Industries, Inc.	711,206
		TOTAL	41,601,111
		Real Estate—9.1%
10,647		Alexander & Baldwin, Inc.	208,042
54,123		American Campus Communities, Inc.	2,138,400
34,766		Camden Property Trust	3,138,327
48,109		CoreCivic, Inc.	1,080,528
14,623		Coresite Realty Corp., REIT	1,372,515
41,860		Corporate Office Properties Trust	1,081,662
155,189		Cousins Properties, Inc.	1,289,621
43,134		Cyrusone, Inc.	2,296,023
59,946		Douglas Emmett, Inc.	2,169,446
29,478		EPR Properties	2,026,318
46,267		First Industrial Realty Trust	1,420,397
49,379		Geo Group, Inc.	1,091,770
Annual Shareholder Report
15

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
50,304		Healthcare Realty Trust, Inc.	$1,401,469
46,933		Highwoods Properties, Inc.	2,001,223
65,348		Hospitality Properties Trust	1,674,216
39,567		JBG Smith Properties	1,482,971
16,945		Jones Lang LaSalle, Inc.	2,241,146
43,479		Kilroy Realty Corp.	2,994,833
31,744		Lamar Advertising Co., Class A	2,327,470
40,207		LaSalle Hotel Properties	1,327,233
54,944		Liberty Property Trust	2,300,505
17,101		Life Storeage, Inc.	1,610,230
38,018		Mack-Cali Realty Corp.	771,765
144,428		Medical Properties Trust, Inc.	2,146,200
58,498		National Retail Properties, Inc.	2,734,781
65,934	[3]	Omega Healthcare Investors	2,198,899
22,507		PotlatchDeltic Corp. REIT	815,879
59,793		Rayonier, Inc.	1,805,749
30,364	[3]	Realogy Hldgs. Corp.	579,041
53,170	[3]	Sabra Health Care REIT, Inc.	1,151,130
71,465		Senior Housing Properties Trust	1,148,443
39,022	[3]	Tanger Factory Outlet Centers, Inc.	868,630
29,120		Taubman Centers, Inc.	1,601,891
84,176		Uniti Group, Inc.	1,611,129
46,816		Urban Edge Properties	959,260
33,731		Weingarten Realty Investors	948,516
		TOTAL	58,015,658
		Utilities—5.0%
18,731		Allete	1,386,094
58,600		Aqua America, Inc.	1,906,258
41,804		Atmos Energy Corp.	3,891,116
21,709		Black Hills Corp.	1,291,686
31,710		Hawaiian Electric Industries, Inc.	1,182,783
18,572		Idacorp, Inc.	1,732,025
77,691		MDU Resources Group, Inc.	1,939,167
20,449		Northwestern Corp.	1,201,583
34,145	[3]	National Fuel Gas Co.	1,853,732
35,311	[3]	New Jersey Resources Corp.	1,592,526
78,367	[3]	OGE Energy Corp.	2,832,967
20,099		ONE Gas, Inc.	1,586,012
Annual Shareholder Report
16

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
32,272		PNM Resources, Inc.	$1,239,568
19,688	[3]	Southwest Gas Holdings, Inc.	1,521,292
73,038		UGI Corp.	3,875,396
36,732		Vectren Corp.	2,627,440
		TOTAL	31,659,645
		TOTAL COMMON STOCKS (IDENTIFIED COST $416,367,399)	626,800,820
		INVESTMENT COMPANIES—11.8%
31,461,320		Federated Government Obligations Fund, Premier Shares, 2.08%[4]	31,461,320
43,162,327		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.31%[4]	43,166,643
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $74,625,884)	74,627,963
		TOTAL INVESTMENT IN SECURITIES—110.5% (IDENTIFIED COST $490,993,283)[5]	701,428,783
		OTHER ASSETS AND LIABILITIES - NET—(10.5)%[6]	($66,547,413)
		TOTAL NET ASSETS—100%	$634,881,370
At October 31, 2018, the Fund had the following outstanding futures contracts.
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
2S&P MidCap 400 E-Mini Long Futures	49	$8,941,520	December 2018	$(721,059)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report
17

Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated holdings during the period ended October 31, 2018, were as follows:
	Federated Investors, Inc.	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	45,245	19,704,830	15,761,271	35,511,346
Purchases/Additions	—	344,552,261	722,642,011	1,067,194,272
Sales/Reductions	(8,627)	(332,795,771)	(695,240,955)	(1,028,045,353)
Balance of Shares Held 10/31/2018	36,618	31,461,320	43,162,327	74,660,265
Value	$903,366	$31,461,320	$43,166,643	$75,531,329
Change in Unrealized Appreciation/ Depreciation	$(327,872)	N/A	$3,477	$(324,395)
Net Realized Gain/(Loss)	$103,095	N/A	$(2,454)	$100,641
Dividend Income	$42,342	$452,725	$1,295,544	$1,790,611
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $8,941,520 at October 31, 2018, which represents 1.4% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.1%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $496,261,084.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Annual Shareholder Report
18

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$27.75	$25.13	$27.25	$29.32	$27.33
Income From Investment Operations:
Net investment income	0.32	0.26[1]	0.34[1]	0.32	0.32
Net realized and unrealized gain (loss)	(0.01)	5.22	1.03	0.57	2.76
TOTAL FROM INVESTMENT OPERATIONS	0.31	5.48	1.37	0.89	3.08
Less Distributions:
Distributions from net investment income	(0.31)	(0.28)	(0.32)	(0.33)	(0.31)
Distributions from net realized gain	(4.06)	(2.58)	(3.17)	(2.63)	(0.78)
TOTAL DISTRIBUTIONS	(4.37)	(2.86)	(3.49)	(2.96)	(1.09)
Net Asset Value, End of Period	$23.69	$27.75	$25.13	$27.25	$29.32
Total Return[2]	0.83%	23.19%	5.85%	3.17%	11.61%
Ratios to Average Net Assets:
Net expenses	0.31%	0.31%	0.30%	0.30%	0.29%
Net investment income	1.28%	1.01%	1.40%	1.15%	1.14%
Expense waiver/reimbursement[3]	0.10%	0.12%	0.10%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$154,139	$166,962	$161,135	$153,751	$138,394
Portfolio turnover	29%	35%	33%	36%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$27.77	$25.15	$27.26	$29.33	$27.35
Income From Investment Operations:
Net investment income	0.26	0.20	0.28[1]	0.25	0.25
Net realized and unrealized gain (loss)	(0.02)	5.21	1.04	0.57	2.75
TOTAL FROM INVESTMENT OPERATIONS	0.24	5.41	1.32	0.82	3.00
Less Distributions:
Distributions from net investment income	(0.24)	(0.21)	(0.26)	(0.26)	(0.24)
Distributions from net realized gain	(4.06)	(2.58)	(3.17)	(2.63)	(0.78)
TOTAL DISTRIBUTIONS	(4.30)	(2.79)	(3.43)	(2.89)	(1.02)
Net Asset Value, End of Period	$23.71	$27.77	$25.15	$27.26	$29.33
Total Return[2]	0.56%	22.86%	5.64%	2.91%	11.29%
Ratios to Average Net Assets:
Net expenses	0.56%	0.56%	0.55%	0.55%	0.54%
Net investment income	1.03%	0.76%	1.16%	0.91%	0.89%
Expense waiver/reimbursement[3]	0.10%	0.09%	0.10%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$434,678	$639,787	$660,471	$763,853	$902,685
Portfolio turnover	29%	35%	33%	36%	27%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,		Period Ended 10/31/2016[1]
	2018	2017
Net Asset Value, Beginning of Period	$27.78	$25.15	$25.29
Income From Investment Operations:
Net investment income	0.32	0.26[2]	0.01[2]
Net realized and unrealized gain (loss)	(0.01)	5.23	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	0.31	5.49	(0.14)
Less Distributions:
Distributions from net investment income	(0.31)	(0.28)	—
Distributions from net realized gain	(4.06)	(2.58)	—
TOTAL DISTRIBUTIONS	(4.37)	(2.86)	—
Net Asset Value, End of Period	$23.72	$27.78	$25.15
Total Return[3]	0.83%	23.23%	(0.55)%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.26%[4]
Net investment income	1.26%	0.96%	0.52%[4]
Expense waiver/reimbursement[5]	0.07%	0.06%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$46,064	$29,384	$0[6]
Portfolio turnover	29%	35%	33%[7]
1	Reflects operations for the period from October 18, 2016 (date of initial investment) to October 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2015 to October 31, 2016.
See Notes which are an integral part of the Financial Statements
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22

Statement of Assets and Liabilities
October 31, 2018
Assets:
Investment in securities, at value including $64,573,947 of securities loaned and including $75,531,329 of investment in affiliated holdings (identified cost $490,993,283)		$701,428,783
Restricted cash (Note 2)		401,800
Income receivable		407,011
Income receivable from affiliated holdings		52,642
Receivable for investments sold		144,747
Receivable for shares sold		506,377
Receivable for daily variation margin on futures contracts		46,447
TOTAL ASSETS		702,987,807
Liabilities:
Payable for shares redeemed	$1,373,464
Bank overdraft	3,491
Payable for collateral due to broker for securities lending	66,448,973
Payable for investment adviser fee (Note 5)	3,572
Payable for other service fees (Notes 2 and 5)	97,477
Accrued expenses (Note 5)	179,460
TOTAL LIABILITIES		68,106,437
Net assets for 26,781,049 shares outstanding		$634,881,370
Net Assets Consist of:
Paid-in capital		$314,803,939
Total distributable earnings		320,077,431
TOTAL NET ASSETS		$634,881,370
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($154,139,421 ÷ 6,506,498 shares outstanding), no par value, unlimited shares authorized		$23.69
Service Shares:
Net asset value per share ($434,678,097 ÷ 18,332,359 shares outstanding), no par value, unlimited shares authorized		$23.71
Class R6 Shares:
Net asset value per share ($46,063,852 ÷ 1,942,192 shares outstanding), no par value, unlimited shares authorized		$23.72
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended October 31, 2018
Investment Income:
Dividends (including $444,843 received from affiliated holdings* and net of foreign taxes withheld of $5,600)			$11,530,536
Net income on securities loaned (includes $1,345,768 received from affiliated holdings related to cash collateral balances*)			268,315
Interest			7,508
TOTAL INCOME			11,806,359
Expenses:
Management fee (Note 5)		$2,232,965
Custodian fees		62,091
Transfer agent fee (Note 2)		389,424
Directors'/Trustees' fees (Note 5)		10,421
Auditing fees		26,700
Legal fees		11,633
Portfolio accounting fees		131,387
Other service fees (Notes 2 and 5)		1,304,510
Share registration costs		54,989
Printing and postage		43,364
Miscellaneous (Note 5)		60,681
TOTAL EXPENSES		4,328,165
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(530,440)
Reimbursement of other operating expenses (Note 2)	(184,955)
TOTAL WAIVER AND REIMBURSEMENTS		(715,395)
Net expenses			3,612,770
Net investment income			8,193,589
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $100,641 on sales of investments in affiliated holdings*)			114,191,165
Net realized gain on futures contracts			2,906,995
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(324,395) on investments in affiliated holdings*)			(110,765,095)
Net change in unrealized appreciation of futures contracts			(1,363,125)
Net realized and unrealized gain on investments and futures contracts			4,969,940
Change in net assets resulting from operations			$13,163,529
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended October 31	2018	2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,193,589	$7,019,379
Net realized gain	117,098,160	113,619,308
Net change in unrealized appreciation/depreciation	(112,128,220)	56,776,439
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,163,529	177,415,126
Distributions to Shareholders (Note 2):
Institutional Shares	(24,273,850)	(18,416,779)
Service Shares	(91,881,445)	(72,886,449)
Class R6 Shares	(6,232,678)	(91,837)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(122,387,973)	(91,395,065)
Share Transactions:
Proceeds from sale of shares	167,111,673	259,799,095
Net asset value of shares issued to shareholders in payment of distributions declared	118,419,740	88,735,483
Cost of shares redeemed	(377,559,501)	(420,027,304)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(92,028,088)	(71,492,726)
Change in net assets	(201,252,532)	14,527,335
Net Assets:
Beginning of period	836,133,902	821,606,567
End of period	$634,881,370	$836,133,902
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
October 31, 2018
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain
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fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $715,395 is disclosed in various locations in this Note 2 and Note 5.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$86,889	$(48,569)
Service Shares	294,662	(136,386)
Class R6 Shares	7,873	—
TOTAL	$389,424	$(184,955)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended October 31, 2017, were from the following sources:
Net investment income
Institutional Shares	$1,871,938
Service Shares	5,688,666
Class R6 Shares	91,827

Net realized gain
Institutional Shares	$16,544,841
Service Shares	67,197,783
Class R6 Shares	10
Undistributed net investment income at October 31, 2017 was $623,738.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,304,510
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $20,490,744. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
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Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counter parties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of October 31, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$64,573,947	$66,448,973
Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin on futures contracts	$(721,059)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	2,906,995

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(1,363,125)
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2018		2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,288,309	$56,901,517	3,718,801	$96,776,499
Shares issued to shareholders in payment of distributions declared	940,978	23,001,459	713,882	17,792,081
Shares redeemed	(2,738,687)	(70,682,142)	(4,827,622)	(125,467,979)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	490,600	$9,220,834	(394,939)	$(10,899,399)

Year Ended October 31	2018		2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,668,040	$67,711,023	5,107,039	$132,953,192
Shares issued to shareholders in payment of distributions declared	3,648,221	89,186,527	2,845,266	70,851,576
Shares redeemed	(11,021,808)	(281,309,674)	(11,177,895)	(291,881,845)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(4,705,547)	$(124,412,124)	(3,225,590)	$(88,077,077)

Year Ended October 31	2018		2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,656,177	$42,499,133	1,155,787	$30,069,404
Shares issued to shareholders in payment of distributions declared	254,380	6,231,754	3,478	91,826
Shares redeemed	(1,026,244)	(25,567,685)	(101,390)	(2,677,480)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	884,313	$23,163,202	1,057,875	$27,483,750
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,330,634)	$(92,028,088)	(2,562,654)	$(71,492,726)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2018 and 2017, was as follows:
	2018	2017
Ordinary income[1]	$15,094,907	$7,652,431
Long-term capital gains	$107,293,066	$83,742,634
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
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As of October 31, 2018, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$6,677,505
Net unrealized appreciation	$205,167,699
Undistributed long-term capital gains	$108,232,227
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, return of capital adjustments, and mark-to-market on futures.
At October 31, 2018, the cost of investments for federal tax purposes was $496,261,084. The net unrealized appreciation of investments for federal tax purposes was $205,167,699. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $232,423,747 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,256,048. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2018, the Manager waived $463,258 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2018, the Manager reimbursed $67,182.
Other Service Fees
For the year ended October 31, 2018, FSSC received $12,237 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective January 1, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.56% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2018, were as follows:
Purchases	$208,927,861
Sales	$403,505,335
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2018, the Fund had no outstanding loans. During the year ended October 31, 2018, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2018, there were no outstanding loans. During the year ended October 31, 2018, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2018, 68.00% of total ordinary income (including short term capital gains) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short term capital gains) distributions made by the Fund during the year ended October 31, 2018, 65.64% qualify for the dividend received deduction available to corporate shareholders.
For the year ended October 31, 2018, the amount of long-term capital gains designated by the Fund was $107,293,066.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MID-CAP INDEX FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Mid-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2018, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Federated investment companies since 1979.
Boston, Massachusetts
December 21, 2018
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2018 to October 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2018	Ending Account Value 10/31/2018	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$981.30	$1.55
Service Shares	$1,000	$980.00	$2.79
Class R6 Shares	$1,000	$981.30	$1.50
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.60	$1.58
Service Shares	$1,000	$1,022.40	$2.85
Class R6 Shares	$1,000	$1,023.70	$1.53
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.31%
Service Shares	0.56%
Class R6 Shares	0.30%
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In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.
Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2017, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 108 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
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Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
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INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Professor and Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Regent, St. Vincent Seminary; and Director and Chair, North Catholic High School, Inc.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Mid-Cap Index Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Equity Management Company of Pennsylvania (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
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that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer
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group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered relevant by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
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respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year and five-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
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the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Annual Shareholder Report
52

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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53

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
54

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
29455 (12/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $54,400

Fiscal year ended 2017 - $53,400

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2018 - $0

Fiscal year ended 2017 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $24,438 and $25,226 respectively. Fiscal year ended 2018- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2017- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2018 – 0%

Fiscal year ended 2017 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2018 - $871,365

Fiscal year ended 2017 - $122,455

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firm, Ernst & Young LLP (“EY”), has the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In its required communications to the Audit Committee of the registrant’s Board, EY informed the Audit Committee that EY and/ or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On May 2, 2018, the SEC proposed amendments to the Loan Rule, which, if adopted as proposed, would refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

Additionally, on July 18, 2018, EY informed the registrant that Rule 2-01(c)(1)(i)(A) of Regulation S-X (“Investment Rule”) also has been implicated since July 2, 2018. The Investment Rule prohibits public accounting firms, or covered person professionals and their immediate family members, from having certain direct financial investments in their audit clients and affiliated entities. EY informed the registrant that a pension trust of a non-US affiliated entity of EY had previously made, and as of July 18, 2018 maintained, an investment in a fund (“Hermes Fund”) managed by Hermes Alternative Investment Management Limited (“HAIML”), which is a wholly owned subsidiary of Hermes Fund Managers Limited (“HFML”). The pension trust’s investment in the Hermes Fund involved the Investment Rule because an indirect wholly owned subsidiary of Federated Investors, Inc. (an affiliate of the registrant’s adviser), acquired a 60% majority interest in HFML on July 2, 2018, effective July 1, 2018 (“Hermes Acquisition”). The pension trust first invested in the Hermes Fund in 2007, well prior to the Hermes Acquisition. The pension trust’s investment represented less than 3.3% of the Hermes Fund’s assets as of July 18, 2018. EY subsequently informed the registrant that EY’s affiliated entity’s pension trust had submitted an irrevocable redemption notice to redeem its investment in the Hermes Fund. Pursuant to the redemption terms of the Hermes Fund, the pension trust’s redemption would not be effected until December 26, 2018 at the earliest. The redemption notice could not be revoked by the pension trust. The redemption notice would only be revoked by HAIML, as the adviser for Hermes Fund, if, and to the extent, the pension trust successfully sold its interest in the Hermes Fund in a secondary market transaction. EY also informed the registrant that the pension trust simultaneously submitted a request to HAIML to conduct a secondary market auction for the pension trust’s interests in the Hermes Fund. In addition, the only voting rights shareholders of the Hermes Fund had under the Hermes Fund’s governing documents relate to key appointments, including the election of the non-executive members of the Hermes Fund’s committee, the appointment of the Hermes Fund’s trustee and the adoption of the Hermes Fund’s financial statements. The next meeting of the Hermes Fund at which shareholders could vote on the election of members to the Hermes Fund’s committee was not until June 2019, and the size of the pension trust’s investment in the Hermes Fund would not allow it to unilaterally elect a committee member or the trustee. EY does not audit the Hermes Fund and the Hermes Fund’s assets and operations are not consolidated in the registrant’s financial statements that are subject to audit by EY. Finally, no member of EY’s audit team that provides audit services to the registrant is a beneficiary of EY’s affiliated entity’s pension trust. Management reviewed this matter with the registrant’s Audit Committee, and, based on that review, as well as a letter from EY to the registrant dated July 26, 2018, in which EY indicated that it had determined that this matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant and the belief that a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of exercising objective and impartial judgment on all issues encompassed within EY’s audit, the registrant’s management and Audit Committee made a determination that such matter does not impair EY’s ability to exercise objective and impartial judgment in connection with the audit of the financial statements for the registrant. On August 29, 2018, EY informed the registrant that EY’s affiliated entity’s pension trust sold its entire interest in the Hermes Fund, effective as of August 29, 2018.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 21, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 21, 2018